Document and Entity Information	12 Months Ended
Mar. 31, 2019 USD ($) shares
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND III L P
Entity Central Index Key	0000879555
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	true